CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, Available-for-sale	$ 3,908,200	$ 3,788,600	$ 4,881,600
Short-term investments, available for sale	169,300	52,000
Short-term investments, trading at fair value	11,000	6,300
Catastrophe bonds, trading at fair value (amortized cost — 2022: $5.1 and 2021: $5.3)	2,400	2,900	3,400
Privately-held Investments	482,400	533,000	307,100
Investments, equity method	7,000	6,200	3,900
Other investments, at fair value (2)	213,400	221,300	151,300
Investments, Excluding Derivative Assets	6,272,200	6,085,800	6,516,900
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)	1,061,500	959,200	1,314,100
Reinsurance recoverables:
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)	4,658,000	4,897,700	3,298,100
Ceded unearned premiums	837,300	737,300	596,100
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2022: $25.0 — 2021: $30.2)	1,676,800	1,482,400	1,304,600
Other receivables	160,300	179,400	153,000
Funds withheld	59,400	102,600	103,700
Deferred acquisition costs	353,100	319,000	290,800
Derivatives at fair value	17,200	56,200	12,900
Receivables for securities sold	16,600	13,500	19,400
Deferred tax assets	110,900	140,900
Other assets	148,100	161,500
Intangible assets and goodwill	21,700	21,800	21,900
Total assets	15,393,100	15,157,300	13,844,100
Insurance reserves
Losses and loss adjustment expenses	7,740,900	7,710,900	7,611,800
Unearned premiums	2,623,500	2,457,500	2,112,300
Total insurance reserves	10,364,400	10,168,400	9,724,100
Reinsurance premiums	1,833,700	1,980,100	575,700
Payables
Deferred tax liabilities	800	11,800
Accrued expenses and other payables (4)	171,400	201,800	289,300
Payables for securities purchased	46,100	6,900	44,600
Operating lease liabilities	91,300	95,500	115,200
Liabilities under derivative contracts	36,800	34,900	13,300
Short-term debt	299,900	299,900	0
Total liabilities	12,844,400	12,799,300	11,069,300
Commitments and contingent liabilities (see Note 20)	0	0	0
Ordinary shares:
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)	604	604	604
Preference shares, value	753,500	753,500
Additional paid-in capital	761,200	761,200
Retained earnings	1,525,700	1,349,000	1,382,500
Accumulated other comprehensive (loss)	(492,300)	(506,300)	(123,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,548,700	2,358,000	2,774,800
Total liabilities and shareholders’ equity	15,393,100	15,157,300	13,844,100
Fixed Income Investments
Investments:
Debt Securities, Available-for-sale	3,908,200	3,788,600	4,881,600
Fixed Income Investments
Investments:
Debt Securities, Trading	$ 1,478,500	1,475,500	1,157,500
Short-term investments
Investments:
Short-term investments, available for sale		52,000	10,100
Short-term investments, trading at fair value		$ 6,300	$ 2,000